Fair values of financial assets and liabilities - Movements in level 3 financial assets portfolio (Details) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
	Jan. 02, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	£ 811,182	£ 812,109
Balance at end of period		829,779		£ 812,109
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period		5,438	£ 6,099	6,099
Exchange and other adjustments	2		(1)	8,781
Gains recognised in the income statement within other income		(113)	(215)
Gains (losses) recognised in other comprehensive income within the revaluation reserve in respect of financial assets carried at fair value through other comprehensive income		1	(199)
Purchases		206	332
Sales		(672)	(394)
Transfers into the level 3 portfolio		(866)	56
Transfers out of the level 3 portfolio		(513)	(188)
Balance at end of period		(14,222)	5,490	5,438
Gains (losses) recognised in the income statement within other income relating to those assets held at 30 June 2018		162	7
Level 3 | Increase (decrease) due to application of IFRS 9
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period		14,219
Balance at end of period				14,219
Level 3 | Financial assets at fair value through profit or loss [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period		3,686	3,806	3,806
Exchange and other adjustments	3		(4)	9,175
Gains recognised in the income statement within other income		(111)	11
Purchases		206	303
Sales		(491)	(331)
Transfers into the level 3 portfolio		(532)	56
Transfers out of the level 3 portfolio		(320)	(123)
Balance at end of period		(12,902)	3,718	3,686
Gains (losses) recognised in the income statement within other income relating to those assets held at 30 June 2018		160	234
Level 3 | Financial assets at fair value through profit or loss [member] | Increase (decrease) due to application of IFRS 9
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period		12,861
Balance at end of period				12,861
Level 3 | Financial assets at FVOCI
Reconciliation of changes in fair value measurement, assets [abstract]
Exchange and other adjustments	£ (1)			302
Gains (losses) recognised in other comprehensive income within the revaluation reserve in respect of financial assets carried at fair value through other comprehensive income		1
Sales		(91)
Transfers into the level 3 portfolio		(334)
Transfers out of the level 3 portfolio		(193)
Balance at end of period		(352)
Level 3 | Financial assets at FVOCI | Increase (decrease) due to application of IFRS 9
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period		302
Balance at end of period				302
Level 3 | Available for sale financial assets
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period		696	894	894
Exchange and other adjustments			(15)	(696)
Gains (losses) recognised in other comprehensive income within the revaluation reserve in respect of financial assets carried at fair value through other comprehensive income			(199)
Purchases			24
Sales			(23)
Transfers out of the level 3 portfolio			(21)
Balance at end of period			660	696
Level 3 | Derivative financial instruments
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period		1,056	1,399	1,399
Exchange and other adjustments			18
Gains recognised in the income statement within other income		(2)	(226)
Purchases			5
Sales		(90)	(40)
Transfers out of the level 3 portfolio			(44)
Balance at end of period		(968)	1,112	£ 1,056
Gains (losses) recognised in the income statement within other income relating to those assets held at 30 June 2018		£ 2	£ (227)